INCOME TAXES (Schedule of Deferred Taxes Included in Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred taxes	$ (3,405)	$ (2,471)